Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 15, 2011
Registrant Name	dei_EntityRegistrantName	FundVantage Trust
Central Index Key	dei_EntityCentralIndexKey	0001388485
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2011
Prospectus Date	rr_ProspectusDate	May 01, 2011
EIC Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fvt1388485_SupplementTextBlock
FUNDVANTAGE TRUST
(THE "TRUST")
EIC VALUE FUND
(THE "FUND")
Supplement dated December 15, 2011 to the Prospectus for the Fund dated May 1, 2011
The information in this Supplement contains new and additional information beyond that in the Prospectus and should be read in conjunction with the Prospectus.
Effective January 1, 2012, the Prospectus for Class A, Class C, Institutional Class and Retail Class shares of the Fund is revised as follows in connection with a change in the holding period from 12 months to 18 months of the existing contingent deferred sales charge (″CDSC″) for the sale of Class C shares. This change shall only apply to initial and subsequent purchases of Class C shares effected on or after January 1, 2012.

Supplement Fees And Expenses [Text Block]	fvt1388485_SupplementFeesAndExpensesTextBlock	On page 2 of the Prospectus, under the section entitled “Expense Example,” the one year expense example for Class C shares of the Fund is deleted and replaced with the following:
EIC Value Fund | Class C, EIC Value Fund
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	305